UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08252

CREDIT SUISSE EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Emerging Markets Fund

Schedule of Investments

January 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (90.1%)
Austria (0.7%)
Real Estate (0.7%)
Meinl European Land, Ltd.*	9,858	$253,528

TOTAL AUSTRIA		253,528

Brazil (7.3%)
Airlines (0.5%)
Gol-Linhas Aereas Inteligentes SA ADR§	6,300	189,693

Banks (0.5%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	2,100	199,143

Beverages (0.2%)
Companhia de Bebidas das Americas ADR§	1,280	58,688

Diversified Telecommunication Services (0.9%)
Brasil Telecom Participacoes SA	10,900,000	184,637
Tele Norte Leste Participacoes SA	5,467	143,283
		327,920

Electric Utilities (1.0%)
Obrascon Huarte Lain Brasil SA*	13,900	210,274
Terna Participacoes SA*	16,400	177,485
		387,759

Food Products (0.4%)
Cosan SA Industria e Comercio*	7,200	137,885

Internet & Catalog Retail (0.6%)
Submarino SA	6,900	209,411

Oil & Gas (2.1%)
Petroleo Brasileiro SA - Petrobras ADR	8,700	771,690

Real Estate (0.9%)
PDG Realty SA Empreendimentos e Participacoes*	50,000	329,373

Wireless Telecommunication Services (0.2%)
Vivo Participacoes SA§	18,900	72,009

TOTAL BRAZIL		2,683,571

Chile (1.0%)
Electric Utilities (0.6%)
Enersis SA ADR	13,800	217,488

Water Utilities (0.4%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A‡	6,900	157,182

TOTAL CHILE		374,670

China (7.7%)
Banks (3.3%)
China Construction Bank Series H§	863,000	505,006
Industrial & Commercial Bank of China Series H*§	1,237,700	719,570
		1,224,576

Insurance (0.8%)
China Life Insurance Company, Ltd. Series H§	104,000	306,042

Oil & Gas (2.4%)
China Petroleum & Chemical Corp. Series H	486,000	405,795
PetroChina Company, Ltd. Series H§	374,000	460,644
		866,439

Real Estate (1.0%)
Beijing Capital Land, Ltd. Series H	394,000	164,288
Guangzhou R&F Properties Company, Ltd. Series H§	113,800	218,273
New World China Land, Ltd.	200	111
		382,672

	Number of Shares	Value

COMMON STOCKS
China
Transportation Infrastructure (0.2%)
China Communications Construction Company, Ltd. Series H*	60,000	$68,152

TOTAL CHINA		2,847,881

Columbia (0.5%)
Diversified Financials (0.5%)
Suramericana de Inversiones SA	22,783	200,177

TOTAL COLUMBIA		200,177

Czech Republic (0.5%)
Electric Utilities (0.5%)
CEZ AS	4,650	199,319

TOTAL CZECH REPUBLIC		199,319

Egypt (0.6%)
Diversified Telecommunication Services (0.6%)
Orascom Telecom Holding SAE	3,200	221,661

TOTAL EGYPT		221,661

Hong Kong (3.0%)
Oil & Gas (0.8%)
CNOOC, Ltd.§	369,000	314,946

Wireless Telecommunication Services (2.2%)
China Mobile (Hong Kong), Ltd.	87,000	800,767

TOTAL HONG KONG		1,115,713

Hungary (0.2%)
Oil & Gas (0.2%)
Falcon Oil & Gas, Ltd.*	33,800	81,608

TOTAL HUNGARY		81,608

India (7.0%)
Automobiles (0.5%)
Mahindra & Mahindra, Ltd.	8,900	181,761

Diversified Financials (0.7%)
ICICI Bank, Ltd. ADR§	5,900	260,485
Reliance Capital, Ltd.	490	6,893
		267,378

Diversified Telecommunication Services (0.6%)
Bharti Airtel, Ltd.*	13,700	219,373

Electric Utilities (0.0%)
Reliance Energy, Ltd.	735	8,593

Electrical Equipment (0.4%)
Bharat Heavy Electricals, Ltd.	2,740	156,827

Gas Utilities (0.4%)
Gail India, Ltd.	21,000	133,845

Industrial Conglomerates (0.5%)
Grasim Industries, Ltd.	2,960	186,751

IT Consulting & Services (1.8%)
Infosys Technologies, Ltd. ADR§	7,800	452,400
Tata Consultancy Services, Ltd.	6,652	193,286
		645,686

Materials (0.4%)
Hindalco Industries, Ltd.	38,300	151,492

Oil & Gas (1.4%)
Cairn Energy PLC*	8,000	263,576
Reliance Industries, Ltd. GDR Rule 144A‡	4,300	264,020

	Number of Shares	Value

COMMON STOCKS
India
Oil & Gas
Reliance Natural Resources, Ltd. Series L*	9,800	$5,850

		533,446

Wireless Telecommunication Services (0.3%)
Reliance Communication Ventures, Ltd.*	9,800	102,468

TOTAL INDIA		2,587,620

Indonesia (2.1%)
Banks (1.1%)
PT Bank Internasional Indonesia	1,486,000	36,722
PT Bank Mandiri	1,212,500	344,661
		381,383

Wireless Telecommunication Services (1.0%)
PT Telekomunikasi Indonesia	362,500	377,522

TOTAL INDONESIA		758,905

Israel (2.5%)
Electronic Equipment & Instruments (0.4%)
Orbotech, Ltd.*	6,400	153,216

Insurance (0.6%)
Harel Insurance Investments, Ltd.	4,200	221,320

Internet Software & Services (0.6%)
Check Point Software Technologies, Ltd.*§	8,400	200,424

Pharmaceuticals (0.9%)
Teva Pharmaceutical Industries, Ltd. ADR§	9,600	336,960

TOTAL ISRAEL		911,920

Kazakhstan (0.8%)
Oil & Gas (0.8%)
KazMunaiGas Exploration Production GDR*	14,600	289,810

TOTAL KAZAKHSTAN		289,810

Luxembourg (0.5%)
Energy Equipment & Services (0.5%)
Tenaris SA ADR	4,200	199,374

TOTAL LUXEMBOURG		199,374

Malaysia (2.4%)
Diversified Financials (1.0%)
AMMB Holdings Berhad	392,200	361,526

Food Products (0.8%)
IOI Corporation Berhad	53,200	279,240

Hotels, Restaurants & Leisure (0.6%)
Genting Berhad	21,200	230,388

TOTAL MALAYSIA		871,154

Mexico (5.8%)
Beverages (0.7%)
Fomento Economico Mexicano SA de CV ADR	2,224	267,035

Construction Materials (1.0%)
Cemex SA de CV ADR§	10,734	379,769

Household Durables (0.6%)
Consorcio ARA SA de CV	31,300	209,758

Metals & Mining (0.6%)
Grupo Mexico SA de CV Series B§	51,049	209,176

Real Estate (0.7%)
Urbi Desarrollos Urbanos SA de CV*	67,705	241,612

	Number of Shares	Value

COMMON STOCKS
Mexico
Transportation Infrastructure (0.6%)
Grupo Aeroportuario del Pacifico SA de CV ADR§	5,800	$234,668

Wireless Telecommunication Services (1.6%)
America Movil SA de CV ADR Series L	10,400	461,344
America Telecom SA de CV Class A1*	15,689	141,509
		602,853

TOTAL MEXICO		2,144,871

Russia (10.1%)
Banks (1.4%)
Sberbank RF	155	515,423

Commercial Services & Supplies (0.1%)
OAO TMK GDR Rule 144A*‡	700	24,570

Industrial Conglomerates (1.1%)
Mining and Metallurgical Company Norilsk Nickel ADR	2,500	422,500

Oil & Gas (6.3%)
Gazprom	89,235	968,352
Gazprom ADR	8,250	357,215
Lukoil ADR	12,400	980,840
		2,306,407

Wireless Telecommunication Services (1.2%)
OAO Vimpel Communications ADR*§	5,200	444,236

TOTAL RUSSIA		3,713,136

South Africa (8.3%)
Banks (1.9%)
FirstRand, Ltd.§	104,093	331,357
Standard Bank Group, Ltd.	26,557	364,368
		695,725

Diversified Financials (0.4%)
African Bank Investments, Ltd.	37,500	150,510

Diversified Telecommunication Services (0.5%)
Telkom South Africa, Ltd.	7,600	169,061

Electronic Equipment & Instruments (0.9%)
Reunert, Ltd.	27,500	323,470

Food Products (0.5%)
Tiger Brands, Ltd.	7,800	185,888

Insurance (0.4%)
Liberty Group, Ltd.	14,321	168,608

Metals & Mining (1.1%)
Anglo Platinum, Ltd.§	3,100	390,214

Oil & Gas (1.3%)
Sasol	14,100	478,359

Specialty Retail (1.3%)
Edgars Consolidated Stores, Ltd.	42,930	239,941
JD Group, Ltd.§	20,300	244,924

		484,865
TOTAL SOUTH AFRICA		3,046,700

South Korea (13.9%)
Automobiles (0.6%)
Hyundai Motor Company, Ltd.	3,130	223,988

Banks (2.5%)
Kookmin Bank	5,290	421,426
Korea Exchange Bank*	25,200	326,460
Shinhan Financial Group Company, Ltd.	3,530	184,092
		931,978

	Number of Shares	Value

COMMON STOCKS
South Korea
Beverages (0.8%)
Hite Brewery Company, Ltd.	2,311	$290,943

Construction & Engineering (1.7%)
GS Engineering & Construction Corp.	3,610	300,599
Hyundai Development Co.	6,460	341,011
		641,610

Electric Utilities (0.5%)
Korea Electric Power Corp.*	3,800	172,907

Metals & Mining (1.0%)
POSCO ADR§	4,300	379,174

Multiline Retail (1.4%)
Hyundai Department Store Company, Ltd.	3,112	247,600
Lotte Shopping Company, Ltd.	700	272,804
		520,404

Semiconductor Equipment & Products (4.8%)
Samsung Electronics Company, Ltd.	2,850	1,764,877

Tobacco (0.6%)
KT&G Corp.	3,370	205,099

TOTAL SOUTH KOREA		5,130,980

Taiwan (11.5%)
Banks (1.1%)
Chinatrust Financial Holding Company, Ltd.	465,560	392,381

Computers & Peripherals (0.2%)
High Tech Computer Corp.	5,000	74,552

Construction Materials (1.0%)
Asia Cement Corp.	399,600	382,262

Diversified Financials (0.3%)
Fuhwa Financial Holdings Company, Ltd.	200,000	94,473

Diversified Telecommunication Services (0.4%)
Chunghwa Telecom Company, Ltd.	77,520	149,137

Electronic Equipment & Instruments (2.3%)
Delta Electronics, Inc.	54,000	177,079
Hon Hai Precision Industry Company, Ltd.	97,364	668,991
		846,070

Food & Drug Retailing (0.7%)
President Chain Store Corp.	112,000	259,061

Food Products (0.7%)
Uni-President Enterprises Corp.	271,000	247,432

Insurance (2.0%)
Cathay Financial Holding Company, Ltd.	139,833	310,924
China Life Insurance Company, Ltd.*	250,000	135,456
Shin Kong Financial Holding Company, Ltd.	298,771	300,438
		746,818

Metals & Mining (0.4%)
China Steel Corp.	143,325	148,251

Semiconductor Equipment & Products (2.4%)
Taiwan Semiconductor Manufacturing Company, Ltd.	432,174	891,584

TOTAL TAIWAN		4,232,021

Thailand (1.5%)
Banks (0.8%)
Krung Thai Bank Public Company, Ltd.	432,800	150,443
Siam City Bank Public Company, Ltd.	290,100	133,964
		284,407

	Number of Shares	Value

COMMON STOCKS
Thailand
Construction & Engineering (0.1%)
Italian - Thai Development Public Company, Ltd.	230,500	$27,336

Real Estate (0.6%)
Land and Houses Public Company, Ltd.	1,287,800	229,752

TOTAL THAILAND		541,495

Turkey (1.7%)
Banks (1.7%)
Akbank T.A.S.	38,694	252,623
Turkiye Garanti Bankasi AS	91,758	353,351

TOTAL TURKEY		605,974

Zambia (0.5%)
Metals & Mining (0.5%)
First Quantum Minerals, Ltd.	3,100	163,929

TOTAL ZAMBIA		163,929

TOTAL COMMON STOCKS (Cost $20,591,509)		33,176,017

PREFERRED STOCKS (7.0%)
Brazil (7.0%)
Banks (1.4%)
Banco Bradesco SA	4,800	194,891
Banco Itau Holding Financeira SA	8,900	328,737
		523,628

Beverages (0.4%)
Companhia de Bebidas das Americas ADR	2,600	134,498

Diversified Telecommunication Services (0.8%)
Telemar Norte Leste SA Class A	5,200	105,701
Telesp - Telecomunicacoes de Sao Paulo SA	7,100	179,099
		284,800

Industrial Conglomerates (1.1%)
Bradespar SA	6,200	165,119
Itausa - Investimentos Itau SA	43,094	238,257
		403,376

Metals & Mining (1.7%)
Companhia Vale do Rio Doce ADR	21,500	617,695

Oil & Gas (1.0%)
Petroleo Brasileiro SA - Petrobras ADR§	3,900	383,292

Road & Rail (0.6%)
All America Latina Logistica	21,300	230,514

TOTAL PREFERRED STOCKS (Cost $984,822)		2,577,803

RIGHTS (0.0%)
Austria (0.0%)
Real Estate (0.0%)
Meinl European Land, Ltd., strike price EUR 19.70, expires 07/02/09	9,858	205

TOTAL AUSTRIA		205

Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires 04/03/08^	191,874	0

TOTAL THAILAND		0

TOTAL RIGHTS (Cost $0)		205

SHORT-TERM INVESTMENTS (17.2%)
State Street Navigator Prime Portfolio§§	5,350,110	5,350,110

	Par (000)	Value

SHORT-TERM INVESTMENTS

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 2/01/07	$ 975	$975,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,325,110)		6,325,110

TOTAL INVESTMENTS AT VALUE (114.3%) (Cost $27,901,441)		42,079,135

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.3%)		(5,249,870)

NET ASSETS (100.0%)		$36,829,265

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*	Non-income producing security.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $445,772 or 1.2% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $27,901,441, $14,516,731, $(339,037) and $14,177,694, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE EMERGING MARKETS FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007